BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product purchases from related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 482,004	₺ 384,021	₺ 329,399
Dogan Dis Ticaret ve Mumessillik A.S. ("Dogan Dis Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	394,595	281,771	229,263
D Gayrimenkul Yatirimlari ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	51,758	65,308	56,497
Dogan Yayinlari Yayincilik ve Yapimcilik Ticaret A.S. ("Dogan Yayincilik")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	24,126	21,338	26,525
Dogan Trend Otomotiv Tic. Hiz. Ve Tek. A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	6,433	7,519	8,193
Dogan Burda Dergi Yayincilik ve Pazarlama A.S. ("Dogan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	929	3,360	2,726
Karel Elektronik Sanayi ve Ticaret A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	920
Milta Turizm Isletmeleri A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	645	1,822	632
Dogan Muzik Yapim ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	536	1,037	746
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	40	6
Dogan Portal ve Elektronik Ticaret A.S. ("Dogan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	26	1,558	1,766
D Elektronik Sans Oyunlari ve Yayincilik A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	23		1,542
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 1,973	₺ 302	₺ 1,509